UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Asset-Backed Securities	0.01%
Foreign Government Obligations	0.40%
Short Term Investments	98.16%
U.S. Government Agency Obligations	0.21%
U.S. Treasury Bonds and Notes	1.22%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2012)	Ending Account Value (6/29/2012)	Expense Paid During Period* (1/01/2012- 6/29/2012)
Actual	1,000.00	1,000.00	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.33	0.40

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.08%, multiplied by the average account value over   the period, multiplied by 181/366 to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

BONDS AND NOTES
Asset-Backed Securities — 0.01%
$42,800	Federal Home Loan Mortgage Corp Float Series T20, Class A7
	0.55%, 12/25/2029(a)	$	42,800

Foreign Government Obligations — 0.40%
1,000,000	Inter-American Development Bank
	1.75%, 10/22/2012		1,004,440
800,000	International Bank for Reconstruction & Development
	0.80%, 07/13/2012		800,187

			1,804,627

U.S. Government Agency Obligations — 0.21%
930,000	Tennessee Valley Authority
	6.00%, 03/15/2013		968,438

U.S. Treasury Bonds and Notes — 1.22%
	United States Treasury Note/Bond
3,600,000	2.50%, 03/31/2013		3,661,613
1,900,000	1.75%, 04/15/2013		1,919,621

			5,581,234

TOTAL BONDS AND NOTES — 1.84% (Cost $8,397,099)		$	8,397,099

SHORT TERM INVESTMENTS
	Federal Farm Credit Banks Funding Corp
5,000,000	0.06%, 07/25/2012		4,999,792
7,486,000	0.07%, 08/06/2012		7,485,441
4,000,000	0.08%, 08/21/2012		3,999,538
	Federal Home Loan Bank
30,500,000	0.05%, 07/06/2012		30,499,746
7,500,000	0.11%, 08/29/2012		7,498,687
	Federal Home Loan Mortgage Corp
5,500,000	0.05%, 07/05/2012		5,499,962
15,000,000	0.07%, 08/07/2012		14,998,892
	Federal National Mortgage Association
15,000,000	0.08%, 07/02/2012		14,999,933
20,000,000	0.05%, 07/09/2012		19,999,750
15,000,000	0.03%, 07/17/2012		14,999,788
32,500,000	0.03%, 07/18/2012		32,499,512
9,000,000	0.02%, 07/24/2012		8,999,880
25,000,000	0.12%, 08/15/2012		24,996,326
23,000,000	0.08%, 08/16/2012		22,997,598
10,000,000	0.12%, 08/28/2012		9,998,032
15,000,000	0.10%, 09/05/2012		14,997,208
30,000,000	0.11%, 09/12/2012		29,993,217

Principal Amount			Value

Short Term Investments — (continued)
$21,000,000	Inter-American Development Bank Discount Notes
	0.10%, 07/30/2012	$	20,998,250
	Tennessee Valley Authority
16,200,000	0.11%, 08/16/2012		16,197,779
5,000,000	0.07%, 07/26/2012		4,999,747
	U.S. Treasury Bills
50,000,000	0.07%, 07/05/2012		49,999,521
15,000,000	0.09%, 08/16/2012		14,998,237
3,500,000	0.07%, 08/30/2012		3,499,614

22,800,000	Repurchase agreement (principal amount/value $22,800,000 with a maturity value of $22,800,418) with Cantor Fitzgerald & Co., 0.22%, dated 6/29/12, to be repurchased at $22,800,418 on 7/2/12, collateralized by U.S. Treasury, 1.13%, 5/31/19, with a value of $23,256,065.		22,800,000

22,800,000	Repurchase agreement (principal amount/value $22,800,000 with a maturity value of $22,800,760) with Credit Suisse, 0.15%, dated 6/29/12, to be repurchased at $22,800,760 on 7/2/12, collateralized by U.S. Treasury, 0.25%, 4/30/14, with a value of $23,259,118.		22,800,000

22,800,000	Repurchase agreement (principal amount/value $22,800,000 with a maturity value of $22,800,760) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 6/29/12, to be repurchased at $22,800,760 on 7/2/12, collateralized by various U.S. Government or Agency securities, 1.80 - 4.38%, 3/15/13 - 6/21/19, with a value of $23,256,234.		22,800,000

TOTAL SHORT TERM INVESTMENTS — 98.11% (Cost $448,556,450)		$	448,556,450

TOTAL INVESTMENTS — 99.95% (Cost $456,953,549)		$	456,953,549

OTHER ASSETS & LIABILITIES, NET — 0.05%		$	220,659

TOTAL NET ASSETS — 100.00%			$457,174,208

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

(a)         Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)
Maxim Money Market Portfolio

ASSETS:
Investments in securities, market value(a)	$456,953,549
Cash	11,805
Interest receivable	52,164
Subscriptions receivable	798,409

Total Assets	457,815,927

LIABILITIES:
Payable to investment adviser	38,924
Redemptions payable	602,795

Total Liabilities	641,719

NET ASSETS	$457,174,208

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$45,717,421
Paid-in capital in excess of par	411,456,787

TOTAL NET ASSETS	$457,174,208

CAPITAL STOCK:
Authorized	1,000,000,000
Issued and Outstanding	457,174,208

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$1.00

(a) Cost of investments	$456,953,549

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Money Market Portfolio
INVESTMENT INCOME:
Interest	$198,441

Total Income	198,441

EXPENSES:
Management fees	1,075,088

Total Expenses	1,075,088

Less amount reimbursed by investment adviser	876,647

Net Expenses	198,441

NET INVESTMENT INCOME	0

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$0

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Money Market Portfolio

OPERATIONS:

CAPITAL SHARE TRANSACTIONS:
Shares sold	181,331,865	407,343,542
Shares redeemed	(210,846,366)	(450,420,730)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,514,501)	(43,077,188)

Total Decrease in Net Assets	(29,514,501)	(43,077,188)

NET ASSETS:
Beginning of period	486,688,709	529,765,897

End of period	$457,174,208	$486,688,709

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	181,331,865	407,343,542
Shares redeemed	(210,846,366)	(450,420,730)

Net Decrease	(29,514,501)	(43,077,188)

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009		2008	2007
Maxim Money Market Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	–		–	–	0.00	(a)	0.02	0.05

Total Income From Investment Operations	0.00		0.00	0.00	0.00		0.02	0.05

LESS DISTRIBUTIONS:
From net investment income	–		–	–	0.00	(b)	(0.02)	(0.05)

Total Distributions	0.00		0.00	0.00	0.00		(0.02)	(0.05)

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

TOTAL RETURN(c)	0.00%	(d)	0.00%	0.00%	0.01%		1.94%	4.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$457,174		$486,689	$529,766	$480,629		$562,571	$380,379
Ratio of expenses to average net assets
Before reimbursement	0.46%	(e)	0.46%	0.46%	0.46%		0.46%	0.46%
After reimbursement	0.08%	(e)	0.05%	0.16%	0.28%		0.46%	0.46%
Ratio of net investment income to average net assets
Before reimbursement	(0.38%)	(e)	(0.41%)	(0.30%)	(0.17%)		1.81%	4.62%
After reimbursement	0.00%	(e)	0.00%	0.00%	0.01%		1.81%	4.62%

(a)	Net investment income was less than $0.01 per share.
(b)	The distribution from net investment income was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Investments held by the Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, 100% of the Portfolio’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. A breakdown of the Portfolio’s investment classifications is included in the Schedule of Investments. The Portfolio recognizes transfers as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Changing interest rates, changes in credit quality of the issuers, changes in credit ratings of the securities and general market conditions may affect the value and liquidity of securities held by the Portfolio. Changes in credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Portfolio could cause the values of these securities to decline.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic

860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. Effective January 15, 2009, MCM, the Portfolio’s Adviser, agreed to waive, on a voluntary basis, all or a portion of the Portfolio’s management fees. The fee waiver is expected to continue until September 30, 2012. MCM may modify, extend or terminate the waiver at any time at its sole discretion without notice.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against a benchmark. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011. The Board noted that the Portfolio trailed that of its benchmark for each of these periods. However, given the current interest rate environment, the Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the investment management fees payable by the Portfolio. In evaluating the management fee, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range of management fees paid by similar funds but considered that the Portfolio was benefiting from a significant waiver of management fees by the Adviser. The Board also noted that the total annual operating expense ratio of the Portfolio was lower than the annual expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolio, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                 CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)           (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date: August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
	Chief Financial Officer, Treasurer and Investment	Operations Compliance Officer

Date:   August 28, 2012